CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 151,842	¥ 1,054,235,000	¥ 1,353,627,000	¥ 1,384,273,000
Cost of revenues	(155,237)	(1,077,810,000)	(1,041,412,000)	(966,558,000)
Gross profit (loss)	(3,395)	(23,575,000)	312,215,000	417,715,000
Other operating Income (loss)	(2,743)	(19,044,000)	13,911,000
Sales and marketing expenses	(13,482)	(93,603,000)	(115,621,000)	(127,843,000)
General and administrative expenses	(36,872)	(256,007,000)	(202,518,000)	(144,003,000)
Provision for doubtful accounts receivable and other receivable	(1,298)	(9,010,000)	3,892,000	(46,977,000)
Transaction tax on assets transfer | ¥			(27,733,000)
Research and development expenses	(14,982)	(104,018,000)	(103,110,000)	(116,381,000)
Impairment of long lived assets	(57,482)	(399,094,000)	0	0
Impairment of long-term investments	(2,627)	(18,240,000)	0	0
Operating loss	(132,881)	(922,591,000)	(118,964,000)	(17,489,000)
Interest income	672	4,669,000	4,618,000	5,529,000
Interest expense	(1,678)	(11,647,000)	(13,158,000)	(8,220,000)
Other income	769	5,336,000	2,991,000	6,298,000
Foreign exchange gain	2,047	14,209,000	13,164,000	3,944,000
Loss before income taxes	(131,071)	(910,024,000)	(111,349,000)	(9,938,000)
Income tax benefit (expense)	(609)	(4,229,000)	22,614,000	3,097,000
Net loss	(131,680)	(914,253,000)	(88,735,000)	(6,841,000)
Less: net loss attributable to noncontrolling interest	(112)	(776,000)	(44,000)
Net loss attributable to the Company's shareholders	$ (131,568)	¥ (913,477,000)	¥ (88,691,000)	¥ (6,841,000)
Loss per share
Basic (in CNY or dollars per share) | (per share)	$ (0.32)	¥ (2.24)	¥ (0.22)	¥ (0.02)
Diluted (in CNY or dollars per share) | (per share)	$ (0.32)	¥ (2.24)	¥ (0.22)	¥ (0.02)
Shares used in loss per share computations:
Basic (in shares)	408,189,722	408,189,722	407,149,509	403,401,928
Diluted (in shares)	408,189,722	408,189,722	407,149,509	403,401,928
Foreign currency translation	$ (42)	¥ (293,000)	¥ 264,000	¥ 46,000
Unrealized holding gain on available-for-sale investments	95	659,000	1,853,000	583,000
Amounts reclassified from accumulated other comprehensive income	(512)	(3,552,000)
Total other comprehensive income (loss), net of tax	(459)	(3,186,000)	2,117,000	629,000
Comprehensive loss	(132,139)	(917,439,000)	(86,618,000)	(6,212,000)
Less: comprehensive loss attributable to noncontrolling interests	(112)	(776,000)	(44,000)
Comprehensive loss attributable to the Company's shareholders	$ (132,027)	¥ (916,663,000)	¥ (86,574,000)	¥ (6,212,000)